Business Combination	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATION
NOTE 17 -	BUSINESS COMBINATION:

a.	NetNut acquisition

On April 4, 2019, the Company entered into a share and asset purchase agreement (the “Share and Asset Purchase Agreement”) with NetNut and its shareholders, pursuant to which the Company acquired all (100%) of the outstanding share capital of NetNut (“Purchased Shares”), a private Israeli company, in the business IPPN solution industry, and certain assets of DiViNetworks Ltd. (“DiVi”), NetNut’s former controlling shareholder, which its assets are required for the ongoing operations of NetNut (the “Purchased Assets”). The Purchased Shares and asset acquired were accounted for together as a business combination.

In consideration for the Purchased Shares, the Company agreed to pay NetNut’s shareholders:

An amount equal to $3,400 thousand (the “Initial Shares Purchase Price”), out of which (i) $1,615 thousand was paid on Closing (as defined below) in immediate funds (in addition to an amount of $250 thousand down payment paid by the Company upon signing of Share and Asset Purchase Agreement); (ii) $175 thousand was deposited in escrow; and (iii) $1,360 thousand was paid by issuance of 1,217,370 ordinary shares of the Company (based on NIS 4.62 which is a per share 30-day average price of the Company’s ordinary shares on the TASE prior to the date on which the Share and Asset Purchase Agreement was signed (the “Initial Consideration PPS”)). The parties agreed that the Initial Shares Purchase Price may be increased or decreased on a dollar-for-dollar basis in the event NetNut has a negative working capital on the date of the Closing. Pursuant to this mechanism, in October 2019 the Initial Shares Purchase Price was decreased by $233 thousand which amount was repaid to the Company.

An amount of up to $5,000 thousand payable in contingent consideration (the “EarnOut Amount”), to be paid and distributed to the shareholders of NetNut upon NetNut achieving certain revenue milestones in 2019 and for which the Company has granted a first security interest and pledge in 30% of the NetNut shares. The payment of the payable EarnOut Amount was deferred to the time when the Company’s financial results for the year 2019 are published. The Company, at its sole discretion, could elect to pay up to fifty percent (50%) of the EarnOut Amount in ordinary shares (the “EarnOut Shares”), provided that in any event, the amount of the EarnOut Shares will not exceed 2,237,814 ordinary shares (representing a quotient of half of the maximum EarnOut amount, i.e. $2,500 thousand, divided by the Initial Consideration PPS).

In consideration for the sale, delivery, transfer and assignment of the Purchased Assets, the Company agreed to pay DiVi at Closing:

An aggregate amount equal to $6,300 thousand (the “Assets Purchase Price”). The Assets Purchase Price was paid as follows:

●	An amount equal to $3,455 thousand was paid at Closing in immediately payable funds;

●	An amount equal to $325 thousand was deposited in escrow;

●	An amount equal to $2,520 thousand, was paid at Closing in ordinary shares, issued at a per share price equal to the Initial Consideration PPS, i.e. 2,255,717 ordinary shares.

In connection with the transaction, the Company agreed to pay to certain finders of the transaction a fee equal to the sum of 3% of the total purchase price of the transaction. The Company elected to pay up to 50% of such fee in equity securities of the Company. Accordingly, the Company incurred transaction costs amounting to approximately $312 thousand that were charged to profit or loss within “general and administrative expenses.”

On June 12, 2019, the Company completed the acquisition according to the terms mentioned above (the “Closing”).

The tables below summarize the total purchase price paid for NetNut, and the amounts of assets acquired, and liabilities assumed, as of the Closing date, at their fair values:

		As of June 12, 2019
		U.S. dollars in thousands
Purchase price:
Share consideration calculation:
Company’s market price per share	$1.0274
Number of shares to be issued	3,473,087
Share consideration		3,568
Cash consideration		5,587
Contingent consideration		2,008
Total purchase price		11,163

The market price per share is the share closing price on the TASE as of June 12, 2019, translated into U.S. dollars using the exchange rate as of such date.

The fair value of the contingent consideration was valued using a Monte Carlo model. The primary inputs are described in Note 3. On June 25, 2020, the Company entered into a settlement and release of claims agreement, refer also Note 11(c).

As of June 12, 2019
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	79
Accounts receivable – trade	130
Accounts receivable – other	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations*	4,651
Customer relations*	259
Short-term loan	(24)
Accounts payable – trade	(170)
Accounts payable – other	(343)
Contract liabilities	(99)
Lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,356
Total purchase price	11,163

*	Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively. Goodwill primarily represented the value of expected synergies arising from the acquisition, as well as assembled workforce, and was allocated entirely to the IPPN services segment.

On October 3, 2019, the Company received an amount of $233 thousand as a repayment on behalf of the acquisition, due to the acquisition working capital adjustments. The repaid amount was allocated as a deduction to the goodwill amount, which was set to $7,356 thousand.

From the date of acquisition through December 31, 2019, NetNut had contributed $1,976 thousand to the revenue of the Company and had increased loss from continuing operations of the Company by $82 thousand. If the business combination had taken place on January 1, 2019, consolidated unaudited pro forma revenue and loss from continuing operations would have been $4,510 thousand and $13,045 thousand, respectively, for the year ended December 31, 2019.

b.	Chi Cooked acquisition

On December 8, 2020, the Company entered into an equity purchase agreement (the “EPA”) with Chi Cooked LLC and its sole shareholder, pursuant to which the Company acquired all (100%) of the outstanding equity interests of Chi Cooked (“Equity Interest”), a private US, Illinois based company, in the business IPPN solution industry. The Equity Interest acquired were accounted as a business combination.

In consideration for the Equity Interest, the Company agreed to pay Chi Cooked’s sole shareholder an amount equal to $1,100 thousand (the “Initial Equity Interest Price”). The parties agreed that the Initial Equity Interest Price may be increased or decreased on a dollar-for-dollar basis in the event Chi Cooked has a positive or a negative working capital on the date of the Closing. Pursuant to this mechanism, in March 2021 the Initial Equity Interest Price was decreased by $51 thousand.

An additional amount equal to Chi Cooked’s 2021 revenues less $1 million, and subject to an operating margin of at least 37.5%, will be paid in April 2022. The Company, in its sole discretion, may pay up to 25% of the contingent consideration by issuing ADSs.

Transaction costs, at the amount of $118 thousand were charged to profit or loss within “general and administrative expenses.”

The fair value of the contingent consideration was valued using a Monte Carlo model. The primary inputs are described in Note 3.

As of December 8, 2020
U.S. dollars in thousands
Purchase price:
Cash consideration	1,049
Contingent consideration	684
Total purchase price	1,733

As of December 8, 2020
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	30
Accounts receivable – trade	11
Accounts receivable – other	61
Customer relations*	515
Accounts payable – trade	(12)
Accounts payable – other	(2)
Contract liabilities	(139)
Total identifiable net assets at fair value	464
Goodwill	1,269
Total purchase price	1,733

*	Customer relations are amortized on a straight-line basis over 7 years. Goodwill primarily represented the value of assembled workforce and is part of the IPPN services segment.

From the date of acquisition through December 31, 2020, Chi Cooked had contributed $92 thousand to the revenue of the Company and had decreased loss from continuing operations of the Company by $4 thousand. If the business combination had taken place on January 1, 2020, consolidated unaudited pro forma revenues and gain from continuing operations would have been $1,290 thousand and $363 thousand, respectively, for the year ended December 31, 2020.